UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:   (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Consumer Discretionary — 18.6%
	Auto Components — 0.7%
3,079	BorgWarner, Inc.	108,305

	Distributors — 1.0%
1,558	Genuine Parts Co.	156,464

	Hotels, Restaurants & Leisure — 1.5%
7,842	Hilton Worldwide Holdings, Inc.	179,820
1,032	Marriott International, Inc., Class A	69,483

		249,303

	Household Durables — 3.4%
1,542	Mohawk Industries, Inc. (a)	308,959
4,674	Newell Brands, Inc.	246,154

		555,113

	Internet & Direct Marketing Retail — 1.4%
1,945	Expedia, Inc.	226,994

	Media — 2.4%
2,127	CBS Corp. (Non-Voting), Class B	116,415
3,088	DISH Network Corp., Class A (a)	169,141
4,078	TEGNA, Inc.	89,141
1,547	Time, Inc.	22,402

		397,099

	Multiline Retail — 2.3%
4,826	Kohl’s Corp.	211,152
3,059	Nordstrom, Inc.	158,686

		369,838

	Specialty Retail — 4.4%
205	AutoZone, Inc. (a)	157,793
3,207	Bed Bath & Beyond, Inc.	138,238
3,076	Best Buy Co., Inc.	117,428
6,179	Gap, Inc. (The)	137,425
2,362	Tiffany & Co.	171,576

		722,460

	Textiles, Apparel & Luxury Goods — 1.5%
1,558	PVH Corp.	172,124
1,123	V.F. Corp.	62,958

		235,082

	Total Consumer Discretionary	3,020,658

	Consumer Staples — 6.3%
	Beverages — 2.1%
902	Constellation Brands, Inc., Class A	150,219
2,126	Dr. Pepper Snapple Group, Inc.	194,099

		344,318

	Food & Staples Retailing — 1.4%
6,370	Kroger Co. (The)	189,075
6,134	Rite Aid Corp. (a)	47,171

		236,246

	Food Products — 0.7%
1,276	TreeHouse Foods, Inc. (a)	111,243

	Household Products — 0.5%
1,576	Energizer Holdings, Inc.	78,716

	Personal Products — 1.6%
4,811	Coty, Inc., Class A (a)	113,063
1,850	Edgewell Personal Care Co. (a)	147,131

		260,194

	Total Consumer Staples	1,030,717

	Energy — 5.6%
	Oil, Gas & Consumable Fuels — 5.6%
6,450	Energen Corp.	372,308
4,682	EQT Corp.	339,974
5,574	PBF Energy, Inc., Class A	126,203
4,979	Southwestern Energy Co. (a)	68,910

	Total Energy	907,395

	Financials — 20.7%
	Banks — 7.0%
5,305	Citizens Financial Group, Inc.	131,098
10,831	Fifth Third Bancorp	221,604
1,816	First Republic Bank	140,042
7,985	Huntington Bancshares, Inc.	78,737
2,853	Investors Bancorp, Inc.	34,266
2,143	M&T Bank Corp.	248,853
5,187	SunTrust Banks, Inc.	227,207
1,681	Zions Bancorporation	52,146

		1,133,953

	Capital Markets — 4.5%
960	Ameriprise Financial, Inc.	95,749
5,311	Invesco Ltd.	166,062
1,261	Legg Mason, Inc.	42,225
2,088	Northern Trust Corp.	141,953
2,295	Raymond James Financial, Inc.	133,599
2,309	T. Rowe Price Group, Inc.	153,579

		733,167

	Consumer Finance — 0.6%
4,995	Ally Financial, Inc.	97,256

	Insurance — 8.3%
164	Alleghany Corp. (a)	86,273
651	Chubb Ltd., (Switzerland)	81,749
4,519	Hartford Financial Services Group, Inc. (The)	193,518
6,806	Loews Corp.	280,053

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
3,392	Marsh & McLennan Cos., Inc.	228,089
2,373	Progressive Corp. (The)	74,752
4,640	Unum Group	163,839
1,125	W.R. Berkley Corp.	64,971
5,129	XL Group Ltd., (Bermuda)	172,477

		1,345,721

	Mortgage Real Estate Investment Trusts (REITs) — 0.3%
2,340	Starwood Property Trust, Inc.	52,695

	Total Financials	3,362,792

	Health Care — 4.5%
	Health Care Providers & Services — 4.5%
2,203	AmerisourceBergen Corp.	177,950
1,012	Cigna Corp.	131,901
854	Henry Schein, Inc. (a)	139,110
892	Humana, Inc.	157,849
1,063	Universal Health Services, Inc., Class B	131,031

	Total Health Care	737,841

	Industrials — 8.9%
	Building Products — 0.9%
2,672	Fortune Brands Home & Security, Inc.	155,243

	Electrical Equipment — 2.9%
3,587	AMETEK, Inc.	171,383
1,667	Hubbell, Inc.	179,655
2,031	Regal Beloit Corp.	120,803

		471,841

	Industrial Conglomerates — 1.1%
1,800	Carlisle Cos., Inc.	184,646

	Machinery — 2.9%
2,017	IDEX Corp.	188,694
4,992	Rexnord Corp. (a)	106,871
1,115	Snap-on, Inc.	169,502

		465,067

	Trading Companies & Distributors — 1.1%
2,371	MSC Industrial Direct Co., Inc., Class A	174,021

	Total Industrials	1,450,818

	Information Technology — 9.5%
	Communications Equipment — 0.8%
4,212	CommScope Holding Co., Inc. (a)	126,822

	Electronic Equipment, Instruments & Components — 4.2%
2,958	Amphenol Corp., Class A	192,040
3,498	Arrow Electronics, Inc. (a)	223,742
2,802	CDW Corp.	128,144
4,394	Keysight Technologies, Inc. (a)	139,254

		683,180

	Internet Software & Services — 0.4%
3,356	Match Group, Inc. (a)	59,706

	IT Services — 1.2%
2,370	Jack Henry & Associates, Inc.	202,750

	Semiconductors & Semiconductor Equipment — 1.3%
1,595	Analog Devices, Inc.	102,828
1,620	KLA-Tencor Corp.	112,963

		215,791

	Software — 1.6%
4,325	Synopsys, Inc. (a)	256,680

	Total Information Technology	1,544,929

	Materials — 4.4%
	Chemicals — 0.7%
384	Sherwin-Williams Co. (The)	106,356

	Containers & Packaging — 3.7%
2,279	Ball Corp.	186,770
3,299	Silgan Holdings, Inc.	166,876
5,168	WestRock Co.	250,524

		604,170

	Total Materials	710,526

	Real Estate — 9.3%
	Equity Real Estate Investment Trusts (REITs) — 9.3%
1,670	American Campus Communities, Inc.	84,969
3,208	American Homes 4 Rent, Class A	69,418
877	AvalonBay Communities, Inc.	155,991
1,147	Boston Properties, Inc.	156,326
5,021	Brixmor Property Group, Inc.	139,525
377	Essex Property Trust, Inc.	84,034
2,094	General Growth Properties, Inc.	57,795
1,027	HCP, Inc.	38,990
5,137	Kimco Realty Corp.	148,711
4,074	Outfront Media, Inc.	96,352
3,838	Rayonier, Inc.	101,873
1,260	Regency Centers Corp.	97,663
1,707	Vornado Realty Trust	172,762
3,439	Weyerhaeuser Co.	109,855

	Total Real Estate	1,514,264

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 9.3%
	Electric Utilities — 3.5%
2,876	Edison International	207,773
2,579	Westar Energy, Inc.	146,365
5,262	Xcel Energy, Inc.	216,461

		570,599

	Gas Utilities — 1.0%
2,870	National Fuel Gas Co.	155,179

	Multi-Utilities — 4.8%
8,802	CenterPoint Energy, Inc.	204,481
4,712	CMS Energy Corp.	197,943
1,836	Sempra Energy	196,816
3,010	WEC Energy Group, Inc.	180,252

		779,492

	Total Utilities	1,505,270

	Total Common Stocks (Cost $10,984,358)	15,785,210

Short-Term Investment — 3.1%
	Investment Company — 3.1%
499,872	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $499,872)	499,872

	Total Investments — 100.2% (Cost $11,484,230)	16,285,082
	Liabilities in Excess of Other Assets — (0.2)%	(38,627)

	NET ASSETS — 100.0%	$16,246,455

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,976,447
Aggregate gross unrealized depreciation	(175,595)

Net unrealized appreciation/depreciation	$4,800,852

Federal income tax cost of investments	$11,484,230

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,285,082	$—	$—	$16,285,082

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer November 28, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer November 28, 2016